Earnings (Loss) Per Share - Computation of Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Earnings per share [abstract]
Earnings (loss) attributable to ordinary shareholders (including Class B shareholders) used in computing basic earnings (loss) per share (A)	$ 95,101	$ 216,801	$ (11,321)
Interest expense and changes in carrying amount of convertible notes, net of tax		(10,857)
Earnings (loss) attributable to ordinary shareholders (including Class B shareholders) used in computing diluted earnings (loss) per share (B)	$ 95,101	$ 205,944	$ (11,321)
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic earnings (loss) per share (C)	112,592,774	111,094,561	109,656,200
Dilutive effect of conversion of convertible notes	5,934,810	5,934,810	5,934,810
Dilutive effect of share based awards	1,945,409	1,206,485	1,336,069
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive earnings (loss) per share (D)	114,538,183	118,235,856	109,656,200
Basic (A/C)	$ 0.84	$ 1.95	$ (0.1)
Diluted (B/D)	$ 0.83	$ 1.74	$ (0.1)